CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 3,526	$ 6,871
Short-term bank deposits	0	3,007
Receivables and prepaid expenses	96	663
Total current assets	3,622	10,541
LONG TERM ASSETS:
Long-term assets	0	18
Property and equipment, net	0	71
Total long-term assets	0	89
Total Assets	3,622	10,630
CURRENT LIABILITIES
Trade payables	19	700
Other accounts payable	441	1,231
Total current liabilities	460	1,931
Shareholders’ equity:
Ordinary shares of NIS 0.05 par value - 10,000,000 shares authorized at December 31, 2017 and 2016; 3,342,393 issued and outstanding shares at December 31, 2017 and 3,278,487 issued and outstanding shares at December 31, 2016, respectively	45	45
Additional paid-in capital	48,871	48,463
Accumulated deficit	(45,754)	(39,809)
Total shareholders’ equity	3,162	8,699	[1]
Total liabilities and shareholders’ equity	$ 3,622	$ 10,630

[1]	All references to ordinary shares amounts have been retroactively restated to reflect the 1:5 reverse shares Split, which was approved after balance sheet date, as if it had taken place as of the beginning of the earliest period presented.